UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 96.90%

Advertising Agency 0.15%
Interpublic Group of Cos., Inc.*	430	$5

Aerospace 0.67%
Moog, Inc. Class A*	600	22

Agriculture Fishing & Ranching 0.24%
Monsanto Co.	230	8

Air Transportation 0.24%
Frontier Airlines, Inc.*	1,100	8

Aluminum 1.61%
Alcoa, Inc.	1,570	53

Auto Parts: After Market 0.46%
Genuine Parts Co.	400	15

Auto Parts: Original Equipment 0.76%
Dana Corp.	1,400	25

Banks: New York City 1.37%
Bank of New York Co., Inc. (The)	120	3
JPMorgan Chase & Co.	1,056	42
Total		45

Banks: Outside New York City 6.54%
Bank of America Corp.	1,000	43
Cullen/Frost Bankers, Inc.	1,000	47
Doral Financial Corp.	1,300	54
Mellon Financial Corp.	700	19
Wachovia Corp.	925	44
Wells Fargo & Co.	140	8
Total		215

Beverage: Soft Drinks 1.77%
PepsiCo, Inc.	1,200	58

Biotechnology Research & Production 0.97%
Baxter Int’l., Inc.	1,000	32

Chemicals 3.50%
Cytec Industries, Inc.	640	$31
E.I. du Pont de Nemours & Co.	600	26
Eastman Chemical Co.	210	10
Georgia Gulf Corp.	300	13
OM Group, Inc.*	400	15
Praxair, Inc.	475	20
Total		115

Communications Technology 3.07%
Avaya, Inc.*	400	5
McAfee, Inc.*	1,300	26
Motorola, Inc.	3,600	65
Nortel Networks Corp.*(a)	1,400	5
Total		101

Computer Services Software & Systems 1.34%
Cadence Design Systems, Inc.*	370	5
Microsoft Corp.	1,400	39
Total		44

Computer Technology 2.53%
Apple Computer, Inc.*	1,200	46
EMC Corp.*	3,195	37
Total		83

Consumer Products 0.40%
Gillette Co.	235	10
Yankee Candle Co.*	100	3
Total		13

Containers & Packaging: Paper & Plastic 1.16%
Pactiv Corp.*	1,650	38

Copper 0.52%
Mueller Industries, Inc.	400	17

Diversified Financial Services 2.80%
Citigroup, Inc.	1,400	62
Merrill Lynch & Co., Inc.	600	30
Total		92

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
Drug & Grocery Store Chains 1.40%
CVS Corp.	500	$21
Kroger Co.*	1,600	25
Total		46

Drugs & Pharmaceuticals 6.60%
Abbott Laboratories	530	22
Merck & Co., Inc.	800	26
Mylan Laboratories, Inc.	1,000	18
Novartis AG ADR	1,000	47
Pfizer, Inc.	400	12
Schering-Plough Corp.	3,230	62
Wyeth	800	30
Total		217

Electrical Equipment & Components 1.31%
Emerson Electric Co.	700	43

Electronics 0.79%
Vishay Intertechnology, Inc.*	2,000	26

Electronics: Technology 0.73%
Cubic Corp.	200	4
Solectron Corp.*	4,000	20
Total		24

Entertainment 2.89%
Viacom, Inc. Class B	1,100	37
Walt Disney Co. (The)	2,590	58
Total		95

Fertilizers 0.97%
Potash Corp. of Saskatchewan, Inc.*(a)	500	32

Foods 0.49%
Kraft Foods, Inc. Class A	490	16

Forest Products 0.58%
Georgia-Pacific Corp.	540	19

Gold 2.25%
Newmont Mining Corp.	1,630	74

Healthcare Facilities 0.43%
Pharmaceutical Product
Development, Inc.*	400	$14

Identification Control & Filter Devices 1.70%
Hubbell, Inc.	235	11
IDEX Corp.	300	10
Parker Hannifin Corp.	300	18
Roper Industries, Inc.	300	17
Total		56

Insurance: Multi-Line 2.22%
American Int’l. Group, Inc.	155	11
CIGNA Corp.	100	7
Lincoln National Corp.	120	6
Markel Corp.*	60	18
Safeco Corp.	500	23
St. Paul Travelers Cos., Inc. (The)	243	8
Total		73

Machinery: Agricultural 1.77%
Deere & Co.	905	58

Machinery: Engines 1.03%
Briggs & Stratton Corp.	300	25
Cummins, Inc.	125	9
Total		34

Machinery: Industrial/Specialty 0.85%
Illinois Tool Works, Inc.	160	15
Woodward Governor Co.	200	13
Total		28

Machinery: Oil Well Equipment & Services 3.14%
Baker Hughes, Inc.	350	15
FMC Technologies, Inc.*	300	10
Grant Prideco, Inc.*	800	16
Halliburton Co.	150	5
Helmerich & Payne, Inc.	30	1
Key Energy Services, Inc.*	1,800	20
Schlumberger Ltd. (a)	530	36
Total		103

See Notes to Schedule of Investments.

2

Investments	Shares	Value
		(000)
Machinery: Specialty 0.15%
JLG Industries, Inc.	300	$5

Medical & Dental Instruments & Supplies 0.49%
Bausch & Lomb, Inc.	245	16

Metal Fabricating 2.00%
Quanex Corp.	800	41
Timken Co. (The)	1,000	25
Total		66

Metals & Minerals Miscellaneous 1.22%
Graftech Int’l., Ltd.*	2,000	28
Minerals Technologies, Inc.	200	12
Total		40

Milling: Fruit and Grain Processing 0.79%
Archer-Daniels-Midland Co.	1,500	26

Miscellaneous Equipment 0.76%
W.W. Grainger, Inc.	425	25

Miscellaneous Materials & Processing 0.37%
Rogers Corp.*	290	12

Multi-Sector Companies 6.78%
Eaton Corp.	570	36
General Electric Co.	3,000	101
Trinity Industries, Inc.	900	28
Tyco Int’l. Ltd.(a)	1,900	58
Total		223

Office Furniture & Business Equipment 0.55%
Xerox Corp.*	1,240	18

Oil: Crude Producers 0.91%
EOG Resources, Inc.	35	2
Grey Wolf, Inc.*	4,900	24
Kerr-McGee Corp.	71	4
Total		30

Oil: Integrated Domestic 1.06%
GlobalSantaFe Corp.	1,125	35

Oil: Integrated International 5.26%
ChevronTexaco Corp.	200	$11
Exxon Mobil Corp.	3,350	162
Total		173

Paper 2.16%
International Paper Co.	1,200	49
MeadWestvaco Corp.	700	22
Total		71

Production Technology Equipment 0.30%
ATMI, Inc.*	500	10

Publishing: Miscellaneous 1.16%
R.R. Donnelley & Sons Co.	1,200	38

Publishing: Newspapers 0.73%
Journal Register Co.*	80	1
Tribune Co.	550	23
Total		24

Railroads 1.98%
CSX Corp.	1,180	39
Union Pacific Corp.	440	26
Total		65

Real Estate Investment Trusts 0.49%
Host Marriott Corp.*	1,120	16

Restaurants 0.03%
Yum! Brands, Inc.	30	1

Retail 2.37%
Barnes & Noble, Inc.*	295	11
Federated Department Stores, Inc.	440	20
Limited Brands, Inc.	460	10
May Department Stores Co.	660	17
Pier 1 Imports, Inc.	530	10
Target Corp.	220	10
Total		78

Savings & Loan 1.34%
W Holding Co., Inc.	1,100	21

See Notes to Schedule of Investments.

3

Investments	Shares	Value
		(000)

Webster Financial Corp.	465	$23
Total		44

Scientific Equipment & Supplies 0.46%
Varian, Inc.*	400	15

Services: Commercial 0.73%
Waste Management, Inc.	880	24

Shoes 0.09%
NIKE, Inc. Class B	40	3

Transportation Miscellaneous 0.91%
United Parcel Service, Inc. Class B	400	30

Utilities: Cable TV & Radio 0.97%
Comcast Corp. Class A*	950	27
Cox Communications, Inc. Class A*	150	5
Total		32

Utilities: Electrical 0.55%
Ameren Corp.	80	4
CMS Energy Corp.*	1,040	10
NiSource, Inc.	200	4
Total		18

Utilities: Telecommunications 2.98%
SBC Communications, Inc.	290	7
Verizon Communications, Inc.	2,300	91
Total		98

Utilities: Water 0.06%
Aqua America, Inc.	87	2

Total Common Stocks (cost $3,052,777)		3,185

Investments	Principal Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 6.14%

Repurchase Agreement 6.14%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $210,000 of Federal Home Loan Bank at 1.50% due 6/17/2005; value: $209,882; proceeds: $202,323 (cost $202,315)	$202	$202

Total Investments in Securities 103.04% (cost $3,255,092)		$3,387
Liabilities in Excess of Cash and Other Assets (3.04%)		(100)
Net Assets 100.00%		$3,287

*                             Non-income producing security.

(a)                      Foreign security traded in U.S. dollars.

ADR         American Depository Receipt.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This Schedule of Investments covers All Value Portfolio (the “Fund”). The Fund is diversified as defined under the Act. The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$3,255,092
Gross unrealized gain	207,926
Gross unrealized loss	(75,787)
Net unrealized security gain	$132,139

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinisic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2004

Investments	Shares	Value
	(000)
LONG-TERM INVESTMENTS 95.11%

COMMON STOCKS 67.93%

Auto Components 1.01%
Dana Corp.	10	$173,362

Biotechnology 0.36%
Amgen, Inc.*	1	62,348

Chemicals 9.16%
Crompton Corp.	26	244,842
Dow Chemical Co.	8	361,440
Eastman Chemical Co.	9	437,460
IMC Global, Inc.*	17	292,152
Monsanto Co.	6	229,446
Total		1,565,340

Commercial Services & Supplies 4.60%
R.R. Donnelley & Sons Co.	13	391,500
ServiceMaster Co.	31	394,802
Total		786,302

Containers & Packaging 0.98%
Ball Corp.	5	168,435

Diversified Telecommunication Services 2.22%
SBC Communications, Inc.	15	378,870

Electric Utilities 6.43%
Ameren Corp.	8	364,585
Northeast Utilities	17	323,813
Puget Energy, Inc.	18	410,870
Total		1,099,268

Energy Equipment & Services 1.64%
Halliburton Co.	8	279,627

Food & Staples Retailing 0.98%
Albertson’s, Inc.	7	167,510

See Notes to Schedule of Investments.

1

Investments	Shares	Value
	(000)
Food Products 3.80%
Archer-Daniels-Midland Co.	2	$39,054
H.J. Heinz Co.	10	342,190
Kellogg Co.	6	268,758
Total		650,002

Gas Utilities 2.30%
NiSource, Inc.	19	392,887

Household Durables 5.09%
Newell Rubbermaid, Inc.	9	188,376
Snap-on Inc.	10	278,356
Tupperware Corp.	24	404,124
Total		870,856

Industrial Conglomerates 1.63%
Hubbell, Inc.	6	277,946

Insurance 5.93%
ACE Ltd.(a)	2	92,138
Allstate Corp.	1	67,186
Lincoln National Corp.	4	164,500
Max Re Capital Ltd.(a)	3	56,000
PartnerRe Ltd.(a)	2	114,849
Safeco Corp.	6	260,205
St. Paul Travelers Cos., Inc. (The)	2	81,757
XL Capital Ltd. Class A(a)	2	177,576
Total		1,014,211

Leisure Equipment & Products 0.51%
Foot Locker, Inc.	4	87,690

Machinery 3.27%
CNH Global N.V.(a)	3	60,698
Cummins, Inc.	3	184,725
Ingersoll-Rand Co., Class A(a)	1	81,564
Timken Co. (The)	9	231,428
Total		558,415

See Notes to Schedule of Investments.

2

Investments	Shares		Value
	(000)
Media 0.40%
Metro-Goldwyn-Mayer, Inc.*	6		$68,263

Metals & Mining 0.44%
Metal Management Inc.*	4		74,538

Multi-Line Retail 1.68%
J.C. Penney Co., Inc.	3		119,952
May Department Stores Co.	7		166,595
Total			286,547

Oil & Gas 3.43%
ChevronTexaco Corp.	7		375,480
EOG Resources, Inc.	—	(b)	32,925
Kerr-McGee Corp.	3		177,475
Total			585,880

Paper & Forest Products 3.65%
Georgia-Pacific Corp.	7		266,030
MeadWestvaco Corp.	11		357,280
Total			623,310

Pharmaceuticals 2.38%
Bristol-Myers Squibb Co.	15		350,316
Mylan Laboratories, Inc.	3		55,800
Total			406,116

Real Estate Investment Trusts 3.93%
Health Care Property Investors, Inc.	13		335,400
Healthcare Realty Trust, Inc.	9		335,744
Total			671,144

Trading Companies & Distributors 2.11%
Genuine Parts Co.	9		360,772
Total Common Stocks (cost $10,730,873)			11,609,639

	Interest Rate	Maturity Date	Principal Amount
			(000)
CONVERTIBLE BONDS 5.12%

Aerospace & Defense 0.30%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$50	51,375

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Biotechnology 0.50%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	$60	$85,800

Commercial Services & Supplies 0.35%
DST Systems, Inc.	4.125%	8/15/2023	50	60,312

Computers & Peripherals 0.54%
EMC Corp.	4.50%	4/1/2007	75	81,469
Maxtor Corp.	6.80%	4/30/2010	10	10,137
Total				91,606

Hotels, Restaurants & Leisure 0.56%
Hilton Hotels Corp.	3.375%	4/15/2023	50	55,187
International Game Technology	Zero Coupon	1/29/2033	50	39,750
Total				94,937

Machinery 0.53%
Agco Corp.	1.75%	12/31/2033	75	90,844

Media 0.27%
Liberty Media Corp. Class A	3.25%	3/15/2031	50	45,563

Metals & Mining 0.36%
Placer Dome, Inc.+(a)	2.75%	10/15/2023	50	62,062

Pharmaceuticals 0.29%
Watson Pharmaceutical, Inc.	1.75%	3/15/2023	50	49,875

Semiconductor Equipment & Products 0.96%
RF Micro Devices, Inc.	1.50%	7/1/2010	150	164,438

Semiconductors & Semiconductor Equipment 0.16%
LSI Logic Corp.	4.00%	5/15/2010	30	26,963

Software 0.30%
Mentor Graphics Corp.	6.875%	6/15/2007	50	51,875
Total Convertible Bonds (cost $873,603)				875,650

Shares
(000)
CONVERTIBLE PREFERRED STOCKS 2.56%

Aerospace & Defense 0.30%
Northrop Grumman Corp.	7.25%	—	(b)	51,725

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Shares		Value
		(000)
Containers & Packaging 0.33%
Temple-Inland, Inc.	7.50%	1		$56,580

Electric Utilities 0.33%
FPL Group, Inc.	8.00%	1		55,970

Energy Equipment & Services 0.56%
CMS Energy Corp.+	4.50%	2		94,800

Food & Staples Retailing 0.30%
Albertson’s, Inc.	7.25%	2		51,800

Insurance 0.50%
Chubb Corp.	7.00%	—	(b)	11,320
XL Capital Ltd.(a)	6.50%	3		74,130
Total				85,450

Media 0.24%
Interpublic Group of Cos., Inc.	5.375%	1		41,530
Total Convertible Preferred Stocks (cost $434,565)				437,855

		Maturity Date	Principal Amount
			(000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.51%

Federal National Mortgage Assoc. (cost $255,519)	6.00%	9/1/2034	$249	258,102

HIGH YIELD CORPORATE NOTES & BONDS 17.99%

Aerospace & Defense 0.12%
DRS Technologies, Inc.	6.875%	11/1/2013	20	20,900

Auto Components 0.25%
Stanadyne Corp.+	10.00%	8/15/2014	40	41,800

Beverages 0.41%
Le-Nature’s, Inc.+	10.00%	6/15/2013	65	69,550

Chemicals 1.29%
Airgas, Inc.	6.25%	7/15/2014	70	70,350
Crompton Corp.+	9.875%	8/1/2012	40	42,200

See Notes to Schedule of Investments.

5

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Huntsman Int’l. Holdings	Zero Coupon	12/31/2009	$70	$37,450
Nalco Co.	8.875%	11/15/2013	50	54,000
Terra Capital, Inc.	11.50%	6/1/2010	15	17,025
Total				221,025

Commercial Services & Supplies 0.29%
Iron Mountain, Inc.	6.625%	1/1/2016	50	49,000

Construction & Engineering 0.25%
Shaw Group, Inc.	10.75%	3/15/2010	40	42,200

Containers & Packaging 2.06%
Constar Int’l., Inc.	11.00%	12/1/2012	75	71,250
Graham Packaging Co., Inc.+(c)	9.875%	10/15/2014	20	20,575
Graham Packaging Co., Inc.	10.75%	1/15/2009	50	52,125
Rayovac Corp.	8.50%	10/1/2013	40	43,600
Solo Cup Co.	8.50%	2/15/2014	70	69,300
Stone Container Finance Co. Canada II+(a)	7.375%	7/15/2014	90	94,725
Total				351,575

Distributors 0.30%
Ferrellgas Partners, L.P.	6.75%	5/1/2014	50	51,250

Diversified Telecommunication Services 0.63%
Cincinnati Bell, Inc.	8.375%	1/15/2014	40	36,700
Qwest Capital Funding	7.90%	8/15/2010	50	46,375
Qwest Communications Int’l., Inc.+	7.25%	2/15/2011	25	23,813
Total				106,888

Electric Utilities 0.61%
Mission Energy Holding Co.	13.50%	7/15/2008	40	50,800
NRG Energy, Inc.+	8.00%	12/15/2013	50	53,813
Total				104,613

Energy Equipment & Services 0.28%
Dynegy Holdings, Inc.	6.875%	4/1/2011	50	47,875

Food & Staples Retailing 0.83%
Friendly Ice Cream Corp.	8.375%	6/15/2012	60	57,900
Rite Aid Corp.	8.125%	5/1/2010	30	31,650

See Notes to Schedule of Investments.

6

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	$50	$52,375
Total				141,925

Food Products 1.60%
B&G Foods, Inc.	9.625%	8/1/2007	20	20,520
Chiquita Brands Int’l.+	7.50%	11/1/2014	55	55,275
Dole Food Co.	8.875%	3/15/2011	100	109,250
Land O’Lakes, Inc.	8.75%	11/15/2011	50	47,000
Michael Foods, Inc.	8.00%	11/15/2013	40	42,100
Total				274,145

Gas Utilities 0.76%
El Paso Corp.	7.00%	5/15/2011	80	77,600
Semco Energy, Inc.	7.125%	5/15/2008	50	53,000
Total				130,600

Healthcare Providers & Services 0.70%
Medex, Inc.	8.875%	5/15/2013	40	43,800
National Nephrology Associates, Inc.+	9.00%	11/1/2011	20	23,225
Tenet Healthcare Corp.+	9.875%	7/1/2014	50	52,500
Total				119,525

Hotels, Restaurants & Leisure 0.87%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	50	54,125
J.C. Penney Co., Inc.	6.875%	10/15/2015	40	42,800
Loews Cineplex Entertainment Corp.+	9.00%	8/1/2014	30	31,125
River Rock Entertainment	9.75%	11/1/2011	20	21,150
Total				149,200

Household Durables 0.25%
Fedders North America, Inc.	9.875%	3/1/2014	50	41,875

Machinery 0.30%
Manitowoc Co., Inc.	7.125%	11/1/2013	20	21,250
Trinity Industries, Inc.	6.50%	3/15/2014	30	29,700
Total				50,950

Media 2.05%
Emmis Operating Co.	6.875%	5/15/2012	50	52,125

See Notes to Schedule of Investments.

7

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Gaylord Entertainment Co.	8.00%	11/15/2013	$50	$52,875
General Motors Corp.	7.20%	1/15/2011	20	21,208
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	50	47,000
Mediacom Communications Corp.	9.50%	1/15/2013	100	96,750
Paxson Communications Co.	10.75%	7/15/2008	80	80,800
Total				350,758

Metals & Mining 0.43%
Neenah Corp.+	13.00%	9/30/2013	20	20,700
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	50	53,500
Total				74,200

Multi-Line Retail 0.29%
Saks, Inc.	7.375%	2/15/2019	50	50,250

Multi-Utilities & Unregulated Power 0.25%
AES Corp.	7.75%	3/1/2014	30	31,125
Williams Cos., Inc. (The)	7.875%	9/1/2021	10	11,150
Total				42,275

Oil & Gas 0.68%
EXCO Resources, Inc.	7.25%	1/15/2011	50	53,250
Foundation PA Coal Co.+	7.25%	8/1/2014	35	37,362
Range Resources Corp.	7.375%	7/15/2013	25	26,375
Total				116,987

Paper & Forest Products 0.43%
Buckeye Technologies, Inc.	8.00%	10/15/2010	75	73,875

Semiconductors & Semiconductor Equipment 0.24%
Freescale Semiconductor, Inc.+	7.125%	7/15/2014	40	41,800

Specialty Retail 0.45%
Jean Coutu Group (PJC) Inc. (The)+(a)	8.50%	8/1/2014	30	29,925
Playtex Products, Inc.	9.375%	6/1/2011	45	46,350
Total				76,275

Textiles & Apparel 0.75%
Elizabeth Arden, Inc.	7.75%	1/15/2014	50	52,750

See Notes to Schedule of Investments.

8

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
INVISTA+(a)	9.25%	5/1/2012	$70	$75,075
Total				127,825

Wireless Telecommunication Services 0.62%
Centennial Communications Corp.	10.125%	6/15/2013	50	52,875
Nextel Partners, Inc.	8.125%	7/1/2011	50	53,250
Total				106,125
Total High Yield Corporate Notes & Bonds (cost $2,996,499)				3,075,266
Total Long-Term Investments (cost $15,291,059)				16,256,512

SHORT-TERM INVESTMENT 7.04%

Repurchase Agreement 7.04%

Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $1,165,000 of United State Treasury Note at 2.00% due 1/15/2014; value: $1,229,830; proceeds: $1,202,617 (cost $1,202,569)			1,203	1,202,569
Total Investments in Securities 102.15% (cost $16,493,628)				17,459,081
Liabilities in Excess of Cash and Other Assets (2.15%)				(367,433)
Net Assets 100.00%				$17,091,648

*                 Non-income producing security.

**          Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)          Foreign security traded in U.S. dollars.

(b)         Amount represents less than 1,000 shares.

(c)          Security purchased on a when-issued basis.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. This Schedule of Investments covers America’s Value Portfolio (the “Fund”). The Fund is diversified as defined under the Act. The investment objective of the Fund is to seek current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed–upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d) When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,493,628
Gross unrealized gain	1,163,292
Gross unrealized loss	(197,840)
Net unrealized security gain	$965,452

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks. These factors can affect the Fund’s performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2004

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
LONG-TERM INVESTMENTS 95.56%

ASSET-BACKED SECURITY 0.12%

Airlines 0.12%
Continental Airlines Series 1997-4 Class B (cost $166,413)	6.90%	1/2/2017	$190	$151,391

	Shares
	(000)
COMMON STOCKS 0.30%
Aerospace/Defense 0.10%
Raytheon Co.	3	118,953
Multi-Line Insurance 0.20%
MetLife, Inc.	7	252,539
Total Common Stocks (cost $275,739)		371,492

	Interest Rate	Maturity Date	Principal Amount
			(000)
CONVERTIBLE BONDS 16.80%

Aerospace/Defense 0.88%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$250	256,875
EDO Corp.	5.25%	4/15/2007	150	160,125
L-3 Communications Holdings Corp.	4.40%#	9/15/2011	200	250,750
Lockheed Martin Corp.	1.461%#	8/15/2033	400	413,704
Total				1,081,454

Building & Construction 0.51%
Fluor Corp.	1.50%	2/15/2024	600	629,250

Computer Hardware 0.38%
Corning, Inc.	3.50%	11/1/2008	350	413,000
Maxtor Corp.	6.80%	4/30/2010	60	60,825
Total				473,825

Diversified Capital Goods 0.57%
Tyco Int’l. Group(a)	2.75%	1/15/2018	500	703,125

Electronics 1.14%
Flir Systems, Inc.	3.00%	6/1/2023	150	231,562
RF Micro Devices, Inc.	1.50%	7/1/2010	700	767,375

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Teradyne, Inc.	3.75%	10/15/2006	$400	$400,500
Total				1,399,437

Food - Wholesale 1.00%
General Mills, Inc.	Zero Coupon	10/28/2022	1,000	706,250
Nestle Holdings, Inc.	3.00%	5/9/2005	500	526,088
Total				1,232,338

Gaming 0.45%
International Game Technology	Zero Coupon	1/29/2033	700	556,500

Health Services 3.08%
Advanced Medical Optics, Inc.+	2.50%	7/15/2024	225	247,500
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	1,000	1,430,000
Invitrogen Corp.	1.50%	2/15/2024	750	666,562
Medtronic, Inc.	1.25%	9/15/2021	650	669,500
SFBC Int’l., Inc.+	2.25%	8/15/2024	500	487,500
Universal Health Services, Inc.	0.426%	6/23/2020	500	292,500
Total				3,793,562

Hotels 0.43%
Fairmont Hotels & Resorts Inc.(a)	3.75%	12/1/2023	500	523,125

Household & Leisure Products 0.39%
Costco Cos., Inc.	Zero Coupon	8/19/2017	500	475,000

Machinery 0.62%
Agco Corp.	1.75%	12/31/2033	635	769,144

Media - Broadcast 0.15%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	200	182,250

Media - Diversified 1.09%
Liberty Media Corp. Class A	3.25%	3/15/2031	800	729,000
Walt Disney Co. (The)	2.125%	4/15/2023	600	618,750
Total				1,347,750

Media - Services 0.53%
Lamar Advertising Co.	2.875%	12/31/2010	600	654,000

Metals/Mining Excluding Steel 0.66%
Placer Dome, Inc.+(a)	2.75%	10/15/2023	650	806,813

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Oil Field Equipment & Services 0.67%
Schlumberger Ltd.(a)	1.50%	6/1/2023	$750	$825,000

Pharmaceuticals 1.73%
Amgen, Inc.	Zero Coupon	3/1/2032	500	367,500
Amylin Pharmaceuticals, Inc.	2.50%	4/15/2011	220	211,200
Teva Pharmaceutical Finance II, LLC	0.50%	2/1/2024	325	314,031
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	190	245,813
Watson Pharmaceutical, Inc.	1.75%	3/15/2023	1,000	997,500
Total				2,136,044

Software/Services 1.66%
DST Systems, Inc.	4.125%	8/15/2023	500	603,125
EMC Corp.	4.50%	4/1/2007	750	814,687
Mentor Graphics Corp.	6.875%	6/15/2007	600	622,500
Total				2,040,312

Telecom - Wireless 0.28%
Nextel Communications, Inc.	5.25%	1/15/2010	350	350,438

Telecommunications Equipment 0.58%
LSI Logic Corp.	4.00%	5/15/2010	800	719,000
Total Convertible Bonds (cost $20,356,738)				20,698,367

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 4.13%

Automotive 0.42%
Ford Motor Co. Capital Trust II	6.50%	10	522,800

Beverage 0.32%
Constellation Brands, Inc.	5.75%	12	393,000

Electric - Integrated 0.22%
Dominion Resources, Inc.	9.50%	5	272,750

Energy - Exploration & Production 0.49%
Chesapeake Energy Corp.	6.00%	8	602,813

Food & Drug Retailers 0.37%
Albertson’s, Inc.	7.25%	18	453,250

See Notes to Schedule of Investments.

Investments	Interest Rate	Shares	Value
		(000)
Forestry/Paper 0.18%
Temple-Inland, Inc.	7.50%	4	$226,320

Health Services 0.40%
Anthem, Inc.	6.00%	1	130,130
Omnicare, Inc.	4.00%	8	356,250
Total			486,380

Integrated Energy 0.17%
Williams Cos., Inc. (The)	5.50%	3	213,000

Media - Broadcast 0.39%
Sinclair Broadcast Group, Inc.	6.00%	12	482,760

Multi-Line Insurance 0.40%
Prudential Financial, Inc.	6.75%	7	488,740

P&C 0.12%
XL Capital Ltd.(a)	6.50%	6	148,260

Pharmaceuticals 0.30%
Schering-Plough Corp.	6.00%	7	370,650

Printing & Publishing 0.27%
Interpublic Group of Cos., Inc.	5.375%	8	332,240

Telecommunications Equipment 0.08%
Motorola, Inc.	7.00%	2	100,160
Total Convertible Preferred Stocks (cost $4,798,309)			5,093,123

	Interest Rate	Maturity Date	Principal Amount
			(000)
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.05%

Federal Home Loan Mortgage Corp.	3.50%	9/15/2007	$500	505,573
Federal Home Loan Mortgage Corp.	5.50%	7/15/2006	750	786,224
Total Government Sponsored Enterprises Bonds (cost $1,288,169)				1,291,797

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.30%

Federal National Mortgage Assoc.	5.50%	7/1/2033	$1,091	$1,108,122
Federal National Mortgage Assoc.	6.00%	5/1/2032	231	239,185
Federal National Mortgage Assoc.	6.00%	5/1/2033	1,431	1,483,630
Total Government Sponsored Enterprises Pass-Throughs (cost $2,835,439)				2,830,937

HIGH YIELD CORPORATE NOTES & BONDS 70.86%

Aerospace/Defense 2.26%
Armor Holdings, Inc.	8.25%	8/15/2013	315	348,863
DRS Technologies, Inc.	6.875%	11/1/2013	400	418,000
Esterline Technologies Corp.	7.75%	6/15/2013	350	376,250
L-3 Communications Holdings Corp.	7.625%	6/15/2012	150	165,750
Raytheon Co.	4.85%	1/15/2011	1,000	1,027,955
Titan Corp.	8.00%	5/15/2011	425	444,125
Total				2,780,943

Apparel/Textiles 0.44%
INVISTA+(a)	9.25%	5/1/2012	500	536,250

Auto Loans 0.26%
Ford Motor Credit Corp.	7.25%	10/25/2011	300	325,092

Auto Parts & Equipment 1.72%
Arvin Meritor, Inc.	8.75%	3/1/2012	250	278,125
Cummins, Inc.	9.50%	12/1/2010	450	522,000
Dana Corp.	10.125%	3/15/2010	250	285,000
Delco Remy Int’l., Inc.	11.00%	5/1/2009	350	369,250
Eagle-Picher, Inc.	9.75%	9/1/2013	325	333,125
Stanadyne Corp.+	10.00%	8/15/2014	125	130,625
TRW Automotive, Inc.	9.375%	2/15/2013	178	204,255
Total				2,122,380

Automotive 0.25%
General Motors Corp.	7.125%	7/15/2013	300	313,677

Beverage 0.35%
Le-Nature’s, Inc.+	10.00%	6/15/2013	400	428,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Building & Construction 0.99%
Beazer Homes USA, Inc.	6.50%	11/15/2013	$200	$205,000
Beazer Homes USA, Inc.	8.375%	4/15/2012	150	166,500
D. R. Horton, Inc.	6.875%	5/1/2013	250	274,375
Shaw Group, Inc.	10.75%	3/15/2010	325	342,875
William Lyon Homes, Inc.	10.75%	4/1/2013	200	232,000
Total				1,220,750

Building Materials 0.42%
Ainsworth Lumber Co. Ltd.+(a)	7.25%	10/1/2012	75	76,125
Jacuzzi Brands, Inc.	9.625%	7/1/2010	400	444,000
Total				520,125

Chemicals 3.58%
Airgas, Inc.	6.25%	7/15/2014	400	402,000
Crompton Corp.+	9.875%	8/1/2012	525	553,875
Hercules, Inc.+	6.75%	10/15/2029	700	717,500
Huntsman Int’l. Holdings LLC	Zero Coupon	12/31/2009	550	294,250
Huntsman LLC+	11.50%	7/15/2012	250	277,187
IMC Global, Inc.	11.25%	6/1/2011	250	296,250
Lyondell Chemical Co.	9.625%	5/1/2007	150	164,062
Nalco Co.	8.875%	11/15/2013	400	432,000
Nova Chemicals(a)	6.50%	1/15/2012	175	181,563
Rhodia S.A.(a)	8.875%	6/1/2011	615	538,125
Terra Capital, Inc.	11.50%	6/1/2010	300	340,500
United Industries Corp.	9.875%	4/1/2009	200	210,000
Total				4,407,312

Consumer Products 1.38%
Elizabeth Arden, Inc.	7.75%	1/15/2014	500	527,500
Playtex Products, Inc.	9.375%	6/1/2011	350	360,500
Rayovac Corp.	8.50%	10/1/2013	740	806,600
Total				1,694,600

Diversified Capital Goods 0.65%
J.B. Poindexter & Co., Inc.+	8.75%	3/15/2014	230	244,375
Sensus Metering Systems, Inc.	8.625%	12/15/2013	300	307,500
Trinity Industries, Inc.	6.50%	3/15/2014	250	247,500
Total				799,375

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Electric - Generation 2.98%
AES Corp.+	8.75%	5/15/2013	$500	$566,250
Calpine Corp.+	8.50%	7/15/2010	750	577,500
Dynegy Holdings, Inc.	6.875%	4/1/2011	400	383,000
Dynegy Holdings, Inc.+	9.875%	7/15/2010	600	681,000
NRG Energy, Inc.+	8.00%	12/15/2013	850	914,812
Reliant Resources, Inc.	9.50%	7/15/2013	500	545,625
Total				3,668,187

Electric - Integrated 2.48%
Duke Energy Corp.	5.375%	1/1/2009	750	789,943
Midwest Generation, LLC/Midwest Finance Corp.	8.75%	5/1/2034	400	438,000
Mission Energy Holding Co.	13.50%	7/15/2008	200	254,000
PG&E Corp.	4.80%	3/1/2014	500	497,213
TECO Energy, Inc.	7.50%	6/15/2010	250	271,250
Virginia Electric & Power Co.	4.50%	12/15/2010	800	802,442
Total				3,052,848

Electronics 1.53%
Amkor Technology, Inc.	7.125%	3/15/2011	215	177,375
Communications & Power Industries, Inc.	8.00%	2/1/2012	650	682,500
Corning Inc.	7.00%	3/15/2007	275	276,375
Freescale Semiconductor, Inc.+	4.38%#	7/15/2009	250	257,500
Freescale Semiconductor, Inc.+	7.125%	7/15/2014	250	261,250
Sanmina Corp.	10.375%	1/15/2010	200	229,750
Total				1,884,750

Energy - Exploration & Production 2.47%
Chesapeake Energy Corp.	7.50%	6/15/2014	500	548,750
El Paso Production Holding Co.	7.75%	6/1/2013	695	700,213
EXCO Resources, Inc.	7.25%	1/15/2011	750	798,750
Houston Exploration Co.	7.00%	6/15/2013	350	368,375
KCS Energy Services, Inc.	7.125%	4/1/2012	160	168,000
Magnum Hunter Resources Corp.	9.60%	3/15/2012	130	147,550
Range Resources Corp.	7.375%	7/15/2013	300	316,500
Total				3,048,138

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Environmental 0.60%
Allied Waste North America, Inc.	6.125%	2/15/2014	$115	$107,813
Allied Waste North America, Inc.	7.875%	4/15/2013	600	636,000
Total				743,813

Food & Drug Retailers 1.79%
Ingles Markets, Inc.	8.875%	12/1/2011	450	487,125
Jean Coutu Group (PJC) Inc. (The)+(a)	8.50%	8/1/2014	400	399,000
Rite Aid Corp.	8.125%	5/1/2010	750	791,250
Stater Brothers Holdings Inc.	8.125%	6/15/2012	500	523,750
Total				2,201,125

Food - Wholesale 3.14%
B&G Foods, Inc.	9.625%	8/1/2007	500	513,000
Chiquita Brands Int’l.+	7.50%	11/1/2014	350	351,750
Del Monte Corp.	8.625%	12/15/2012	300	335,250
Dole Food Co.	8.875%	3/15/2011	750	819,375
Land O’Lakes, Inc.	8.75%	11/15/2011	250	235,000
Land O’Lakes, Inc.+	9.00%	12/15/2010	360	376,650
Michael Foods, Inc.	8.00%	11/15/2013	700	736,750
Pinnacle Foods Holding Corp.+	8.25%	12/1/2013	535	506,912
Total				3,874,687

Forestry/Paper 2.97%
Abitibi-Consolidated, Inc.(a)	8.55%	8/1/2010	200	215,500
Bowater, Inc.	6.50%	6/15/2013	600	585,179
Buckeye Technologies, Inc.	8.00%	10/15/2010	575	566,375
Georgia-Pacific Corp.	8.25%	3/1/2023	500	517,500
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	276,875
JSG Funding plc(a)	9.625%	10/1/2012	200	227,000
Longview Fibre Co.	10.00%	1/15/2009	150	164,250
Norske Skog Canada Ltd.(a)	7.375%	3/1/2014	500	525,000
Stone Container Corp.	8.375%	7/1/2012	50	55,375
Stone Container Finance Co. of Canada II+(a)	7.375%	7/15/2014	170	178,925
Tembec Industries, Inc.(a)	7.75%	3/15/2012	350	353,500
Total				3,665,479

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Gaming 3.97%
Boyd Gaming Corp.	8.75%	4/15/2012	$350	$392,000
Hard Rock Hotel, Inc.	8.875%	6/1/2013	500	541,250
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	600	606,000
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	400	446,000
Mandalay Resorts Group	9.375%	2/15/2010	200	231,000
MGM Mirage, Inc.+	6.75%	9/1/2012	500	520,000
Park Place Entertainment Corp.	7.50%	9/1/2009	120	135,900
Penn National Gaming, Inc.	6.875%	12/1/2011	300	310,500
River Rock Entertainment	9.75%	11/1/2011	675	713,812
Seneca Gaming Corp.+	7.25%	5/1/2012	200	207,500
Station Casinos, Inc.	6.50%	2/1/2014	350	357,875
Turning Stone Casino Resort+	9.125%	12/15/2010	235	254,975
Venetian Casino Resort LLC	11.00%	6/15/2010	150	174,375
Total				4,891,187

Gas Distribution 2.66%
El Paso Corp.	7.00%	5/15/2011	375	363,750
Ferrellgas Partners, L.P.	6.75%	5/1/2014	550	563,750
Northwest Pipeline Corp.	8.125%	3/1/2010	150	168,937
Sonat, Inc.	7.625%	7/15/2011	250	247,500
Suburban Propane Partners, L.P.	6.875%	12/15/2013	900	931,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	900	1,003,500
Total				3,278,937

Health Services 3.80%
Ameripath, Inc.	10.50%	4/1/2013	550	563,750
Beverly Enterprises, Inc.+	7.875%	6/15/2014	500	537,500
Fisher Scientific Int’l., Inc.	8.00%	9/1/2013	255	286,875
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	50	46,250
Medex, Inc.	8.875%	5/15/2013	830	908,850
National Nephrology Associates, Inc.+	9.00%	11/1/2011	185	214,831
PacifiCare Health System, Inc.	10.75%	6/1/2009	156	180,570
PerkinElmer, Inc.	8.875%	1/15/2013	280	317,800
Tenet Healthcare Corp.	7.375%	2/1/2013	500	472,500
Tenet Healthcare Corp.+	9.875%	7/1/2014	250	262,500
Triad Hospitals, Inc.	7.00%	11/15/2013	250	255,625
UnitedHealth Group, Inc.	4.875%	4/1/2013	400	405,830

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Vanguard Health Holding Co. II LLC+	9.00%	10/1/2014	$225	$226,688
Total				4,679,569

Hotels 0.72%
Hilton Hotels Corp.	8.25%	2/15/2011	350	415,188
HMH Properties, Inc.	7.875%	8/1/2008	127	131,286
Host Marriott L.P.	9.25%	10/1/2007	300	337,500
Total				883,974

Household & Leisure Products 0.27%
Fedders North America, Inc.	9.875%	3/1/2014	400	335,000

Leisure 1.00%
Gaylord Entertainment Co.	8.00%	11/15/2013	885	935,888
Six Flags, Inc.	9.50%	2/1/2009	300	294,750
Total				1,230,638

Machinery 0.87%
Agco Corp.	9.50%	5/1/2008	125	135,625
Case New Holland, Inc.+	9.25%	8/1/2011	500	562,500
Manitowoc Co., Inc.	7.125%	11/1/2013	350	371,875
Total				1,070,000

Media - Broadcast 2.39%
Allbritton Communications Co.	7.75%	12/15/2012	750	780,000
Clear Channel Communications, Inc.	4.625%	1/15/2008	825	840,774
Emmis Operating Co.	6.875%	5/15/2012	400	417,000
Fisher Communications, Inc.+	8.625%	9/15/2014	75	78,375
Paxson Communications Co.	10.75%	7/15/2008	600	606,000
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	200	218,000
Total				2,940,149

Media - Cable 4.02%
Charter Communications Holdings, LLC	10.00%	4/1/2009	1,125	916,875
Comcast Corp.	5.85%	1/15/2010	250	266,368
CSC Holdings, Inc.+	6.75%	4/15/2012	125	125,938
CSC Holdings, Inc.	8.125%	8/15/2009	750	800,625
DirecTV Holdings LLC	8.375%	3/15/2013	350	399,875
Echostar DBS Corp.	6.375%	10/1/2011	210	213,675
Echostar DBS Corp.	9.125%	1/15/2009	149	166,507
Insight Communications, Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	1,000	940,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Mediacom Communications Corp.	8.50%	4/15/2008	$675	$693,562
Mediacom Communications Corp.	9.50%	1/15/2013	450	435,375
Total				4,958,800

Media - Diversified 0.13%
Block Communications, Inc.	9.25%	4/15/2009	150	159,375

Media - Services 0.55%
Warner Music Group+	7.375%	4/15/2014	650	676,000

Metals/Mining Excluding Steel 0.54%
Foundation PA Coal Co.+	7.25%	8/1/2014	250	266,875
Peabody Energy Corp.	5.875%	4/15/2016	400	397,000
Total				663,875

Non-Electric Utilities 1.14%
Semco Energy, Inc.	7.125%	5/15/2008	1,325	1,404,500

Non-Food & Drug Retailers 1.36%
Couche-Tard U.S. L.P.	7.50%	12/15/2013	350	374,500
J. Crew Intermediate LLC**	0.00%/16.00%	11/15/2005 & 5/15/2008	100	92,000
J.C. Penney Co., Inc.	6.875%	10/15/2015	200	214,000
J.C. Penney Co., Inc.	7.95%	4/1/2017	200	232,000
J.C. Penney Co., Inc.	8.00%	3/1/2010	250	285,938
Saks, Inc.	9.875%	10/1/2011	400	478,000
Total				1,676,438

Oil Field Equipment & Services 0.99%
Hanover Compressor Co.	8.625%	12/15/2010	275	299,750
Hanover Compressor Co.	9.00%	6/1/2014	150	165,375
Key Energy Services, Inc.	6.375%	5/1/2013	700	696,500
Pride Int’l., Inc.+	7.375%	7/15/2014	50	55,750
Total				1,217,375

Packaging 3.33%
AEP Industries, Inc.	9.875%	11/15/2007	250	255,937
Anchor Glass Container Corp.	11.00%	2/15/2013	400	458,000
BWAY Corp.	10.00%	10/15/2010	550	605,000
Constar Int’l., Inc.	11.00%	12/1/2012	325	308,750
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,000	895,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Graham Packaging Co., Inc.+(b)	8.50%	10/15/2012	$100	$102,500
Graham Packaging Co., Inc.	10.75%	1/15/2009	200	208,500
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	400	428,000
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	500	546,250
Solo Cup Co.	8.50%	2/15/2014	300	297,000
Total				4,104,937

Pharmaceuticals 1.00%
Alpharma, Inc.+	8.625%	5/1/2011	750	772,500
Biovail Corp.(a)	7.875%	4/1/2010	450	461,250
Total				1,233,750

Printing & Publishing 2.16%
American Media, Inc.	10.25%	5/1/2009	150	158,625
Dex Media, Inc.**	0.00%/9.00%	11/15/2008 & 2013	500	368,750
Dex Media, Inc.	8.00%	11/15/2013	400	422,000
Dex Media West	9.875%	8/15/2013	488	575,840
Houghton Mifflin Co.	8.25%	2/1/2011	750	787,500
Primedia, Inc.	8.875%	5/15/2011	350	351,750
Total				2,664,465

Restaurants 0.85%
Denny’s Corp./Denny’s Holdings Inc.+(b)	10.00%	10/1/2012	75	75,656
Domino’s, Inc.	8.25%	7/1/2011	55	59,813
Friendly Ice Cream Corp.	8.375%	6/15/2012	400	386,000
O’Charley’s, Inc.	9.00%	11/1/2013	500	527,500
Total				1,048,969

Software/Services 0.20%
Electronic Data Systems Corp.	6.50%	8/1/2013	250	252,575

Support - Services 1.64%
Iron Mountain, Inc.	7.75%	1/15/2015	1,000	1,065,000
Iron Mountain, Inc.	8.625%	4/1/2013	500	545,000
JohnsonDiversey, Inc.	9.625%	5/15/2012	200	225,000
United Rentals (North America), Inc.	7.75%	11/15/2013	200	188,500
Total				2,023,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
Telecom - Fixed Line 0.28%
Level 3 Financing, Inc.+	10.75%	10/15/2011	$400	$339,000

Telecom - Integrated/Services 2.69%
Cincinnati Bell, Inc.	8.375%	1/15/2014	500	458,750
Eircom Funding(a)	8.25%	8/15/2013	200	220,000
MCI, Inc.	5.908%	5/1/2007	277	275,269
MCI, Inc.	6.688%	5/1/2009	277	267,651
MCI, Inc.	7.735%	5/1/2014	237	225,150
Qwest Capital Funding	7.90%	8/15/2010	1,125	1,043,438
Qwest Corp.+	7.875%	9/1/2011	400	417,000
Qwest Services Corp.+	14.00%#	12/15/2010	350	410,375
Total				3,317,633

Telecom - Wireless 2.54%
Airgate PCS, Inc.+(c)	9.375%	9/1/2009	300	306,000
Centennial Communications Corp.	10.125%	6/15/2013	750	793,125
Dobson Communications Corp.	8.875%	10/1/2013	500	325,000
Nextel Communications, Inc.	7.375%	8/1/2015	400	432,000
Nextel Partners, Inc.	8.125%	7/1/2011	500	532,500
Rural Cellular Corp.	9.875%	2/1/2010	460	457,700
Ubiquitel Operating Co.+(b)	9.875%	3/1/2011	75	78,469
Western Wireless Corp.	9.25%	7/15/2013	200	205,000
Total				3,129,794

Theaters & Entertainment 0.87%
AMC Entertainment, Inc.+	8.00%	3/1/2014	500	472,500
Carmike Cinemas, Inc. Class A	7.50%	2/15/2014	160	162,800
Cinemark USA, Inc.	9.00%	2/1/2013	200	224,500
Loews Cineplex+	9.00%	8/1/2014	200	207,500
Total				1,067,300

Transportation Excluding Air/Rail 0.63%
CHC Helicopter Corp.(a)	7.375%	5/1/2014	250	261,875
Offshore Logistics, Inc.	6.125%	6/15/2013	500	510,000
Total				771,875
Total High Yield Corporate Notes & Bonds (cost $84,128,885)				87,307,146
Total Long-Term Investments (cost $113,849,692)				117,744,253

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount	Value
			(000)
SHORT-TERM INVESTMENTS 3.92%
Agency 2.51%
Federal Home Loan Bank	1.50%	10/1/2004	$3,094	$3,094,000
Repurchase Agreement 1.41%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $1,790,000 of Federal Home Loan Bank at 1.958% due 3/5/2018; value: $1,778,813; proceeds: $1,740,848			1,741	1,740,778
Total Short-Term Investments (cost $4,834,778)				4,834,778

Total Investments in Securities 99.48% (cost $118,684,470)				122,579,031
Cash and Other Assets in Excess of Liabilities 0.52%				642,818
Net Assets 100.00%				$123,221,849

**          Deferred-Interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                 Variable rate security.   The interest rate represents the rate at September 30, 2004.

(a)          Foreign security traded in U.S. dollars.

(b)         Securities purchased on a when-issued basis.

(c)          Private placement.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of  seven separate portfolios.  This Schedule of Investments covers Bond-Debenture Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.  The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities  are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed–upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (U.S. Government securities) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)     When-Issued or Forward Transactions- The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.    FEDERAL TAX INFORMATION

As of  September 30, 2004, the Funds aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$118,684,470
Gross unrealized gain	5,780,952
Gross unrealized loss	(1,886,391)
Net unrealized security gain	$3,894,561

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive the Fund of income payments above current market rates.  The prepayment rate will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities.  The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.  These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH & INCOME PORTFOLIO September 30, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 93.70%

Aerospace & Defense 0.32%
Honeywell International, Inc.	86,195	$3,091

Air Freight & Couriers 0.97%
United Parcel Service, Inc. Class B	124,200	9,429

Beverages 2.05%
Coca-Cola Co. (The)	22,300	893
Diageo plc ADR	68,200	3,439
PepsiCo, Inc.	319,786	15,558
Total		19,890

Chemicals 3.47%
E.I. du Pont de Nemours & Co.	305,200	13,062
Monsanto Co.	125,764	4,580
Potash Corp. of Saskatchewan, Inc.*(a)	95,100	6,103
Praxair, Inc.	230,200	9,839
Total		33,584

Commercial Banks 6.39%
Bank of America Corp.	248,738	10,778
Bank of New York Co., Inc.	329,700	9,617
Marshall & Ilsley Corp.	64,600	2,603
Mellon Financial Corp.	477,689	13,227
U.S. Bancorp	217,000	6,271
Wachovia Corp.	200,800	9,428
Wells Fargo & Co.	165,800	9,887
Total		61,811

Commercial Services & Supplies 0.79%
Waste Management, Inc.	280,300	7,663

Communications Equipment 3.54%
Corning, Inc.*	399,200	4,423
Motorola, Inc.	1,399,145	25,241
Nortel Networks Corp.*(a)	1,351,300	4,594
Total		34,258

Computers & Peripherals 3.59%
Apple Computer, Inc.*	395,400	15,322
EMC Corp.*	1,522,400	17,568

International Business
Machines Corp.	21,800	$1,869
Total		34,759

Diversified Financials 6.72%
Citigroup, Inc.	393,100	17,344
Goldman Sachs Group, Inc. (The)	58,800	5,483
JPMorgan Chase & Co.	677,980	26,936
MBNA Corp.	30,906	779
Merrill Lynch & Co., Inc.	248,400	12,350
Mitsubishi Tokyo Financial Group, Inc. ADR	257,100	2,144
Total		65,036

Diversified Telecommunication Services 3.48%
Qwest Communications Int’l., Inc.*	625,456	2,083
SBC Communications, Inc.	435,310	11,296
Verizon Communications, Inc.	515,400	20,297
Total		33,676

Electric Utilities 0.83%
PG&E Corp.*	38,200	1,161
Progress Energy, Inc.	162,700	6,889
Total		8,050

Electrical Equipment 0.67%
Emerson Electric Co.	105,400	6,523

Electronic Equipment & Instruments 0.92%
Solectron Corp.*	1,804,350	8,932

Energy Equipment & Services 3.22%
Baker Hughes, Inc.	310,575	13,578
GlobalSantaFe Corp.	130,245	3,992
Schlumberger Ltd. (a)	201,570	13,568
Total		31,138

Food & Staples Retailing 1.48%
CVS Corp.	138,500	5,835
Kroger Co.*	548,670	8,515
Total		14,350

Food Products 3.61%
Archer-Daniels-Midland Co.	190,091	3,228

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
H.J. Heinz Co.	154,030	$5,548
Kellogg Co.	191,400	8,165
Kraft Foods, Inc. Class A	566,200	17,960
Total		34,901

Healthcare Equipment & Supplies 1.40%
Baxter Int’l., Inc.	392,105	12,610
Guidant Corp.	14,900	984
Total		13,594

Healthcare Providers & Services 1.79%
Cardinal Health, Inc.	212,100	9,284
CIGNA Corp.	115,700	8,056
Total		17,340

Household Durables 0.44%
Newell Rubbermaid, Inc.	212,300	4,254

Household Products 0.99%
Clorox Co. (The)	48,766	2,599
Kimberly Clark Corp.	108,325	6,997
Total		9,596

Industrial Conglomerates 3.61%
General Electric Co.	586,698	19,701
Tyco Int’l. Ltd.(a)	498,000	15,269
Total		34,970

Insurance 2.78%
American Int’l. Group, Inc.	258,107	17,549
Hartford Financial Group, Inc.	67,900	4,205
St. Paul Travelers Cos., Inc. (The)	155,686	5,147
Total		26,901

Leisure Equipment & Products 0.09%
Eastman Kodak Co.	26,181	844

Machinery 6.63%
Caterpillar, Inc.	107,700	8,664
Deere & Co.	384,595	24,826
Eaton Corp.	210,420	13,343
Illinois Tool Works, Inc.	94,600	8,814
Parker Hannifin Corp.	145,500	8,564
Total		64,211

Media 6.63%
Clear Channel Communications, Inc.	320,381	$9,986
Comcast Corp. Class A*	529,100	14,773
Cox Communications, Inc. Class A*	49,745	1,648
Tribune Co.	250,205	10,296
Viacom, Inc. Class B	269,800	9,055
Walt Disney Co. (The)	815,400	18,387
Total		64,145

Metals & Mining 2.82%
Alcoa, Inc.	426,601	14,330
Newmont Mining Corp.	285,490	12,998
Total		27,328

Multi-Line Retail 0.84%
Federated Department Stores, Inc.	14,700	668
Target Corp.	164,920	7,462
Total		8,130

Office Electronics 1.48%
Xerox Corp.*	1,019,100	14,349

Oil & Gas 5.03%
Exxon Mobil Corp.	1,006,600	48,649

Paper & Forest Products 2.19%
International Paper Co.	524,000	21,175

Personal Products 0.76%
Gillette Co.	176,055	7,349

Pharmaceuticals 7.30%
Abbott Laboratories	168,310	7,130
Bristol-Myers Squibb Co.	200,100	4,736
Merck & Co., Inc.	256,400	8,461
Novartis AG ADR	310,400	14,486
Pfizer, Inc.	268,100	8,204
Schering-Plough Corp.	664,800	12,671
Wyeth	399,140	14,928
Total		70,616

Road & Rail 2.64%
Canadian National Railway(a)	164,750	7,990
CSX Corp.	199,900	6,637

See Notes to Schedule of Investments.

2

Investments	Shares	Value
		(000)
Union Pacific Corp.	186,400	$10,923
Total		25,550

Semiconductor Equipment & Products 0.56%
Novellus Systems, Inc.*	18,000	479
Teradyne, Inc.*	140,400	1,881
Texas Instruments, Inc.	145,200	3,090
Total		5,450

Software 1.61%
Microsoft Corp.	488,000	13,493
VERITAS Software Corp.*	116,600	2,076
Total		15,569

Specialty Retail 1.07%
Gap, Inc. (The)	555,800	10,393

Textiles & Apparel 0.99%
NIKE, Inc. Class B	121,440	9,569

Total Common Stocks (cost $826,777,391)		907,073

Investments	Principal Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 6.38%

Repurchase Agreement 6.38%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $62,735,000 of Federal Home Loan Bank at 1.625% due 4/15/2005; value: $63,015,990; proceeds: $61,774,643 (cost $61,772,155)	$61,772	$61,772

Total Investments in Securities 100.08% (cost $888,549,546)		968,845
Liabilities in Excess of Cash and Other Assets (.08%)		(809)
Net Assets 100.00%		$968,036

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios.   This Schedule of Investments covers Growth & Income Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.  The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value.

2.      SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed–upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.      FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$888,549,546
Gross unrealized gain	105,040,580
Gross unrealized loss	(24,744,680)
Net unrealized security gain	$80,295,900

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.      INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks.  The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.  Large company value stocks may perform differently than the market as a whole and other types of stocks,  such as small company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 96.62%

Advertising Agency 0.26%
Valueclick, Inc.*	4,200	$40

Agriculture Fishing & Ranching 0.58%
Monsanto Co.	2,400	88

Auto Components 0.98%
Paccar, Inc.	2,145	148

Banks: Outside New York City 4.21%
City National Corp.	1,700	110
Cullen/Frost Bankers, Inc.	2,900	135
Investors Financial Services Corp.	3,800	172
North Fork Bancorp, Inc.	5,000	222
Total		639

Biotechnology Research & Production 4.04%
Biogen Idec, Inc.*	1,028	63
Cephalon, Inc.*	2,686	129
Genzyme Corp.*	3,849	209
Invitrogen Corp.*	3,850	212
Total		613

Cable Television Services 0.97%
EchoStar Communications Corp.
Class A*	4,721	147

Chemicals 2.61%
Ecolab Inc.	5,800	182
Rohm & Haas Co.	5,000	215
Total		397

Commercial Information Services 0.26%
Ask Jeeves, Inc.*	1,200	39

Communications Technology 3.70%
Avaya, Inc.*	15,524	216
Symbol Technologies, Inc.	13,544	171
Tibco Software, Inc.*	20,500	175
Total		562

Computer Services Software & Systems 7.76%
Affiliated Computers Services, Inc.*	3,790	$211
Amdocs Ltd.*(a)	7,413	162
CACI International, Inc. Class A*	4,400	232
Cognos, Inc.*(a)	5,247	186
Computer Sciences Corp.*	4,000	188
Electronics for Imaging, Inc.*	7,760	126
Informatica Corp.*	12,556	74
Total		1,179

Computer Technology 1.12%
Ingram Micro, Inc.*	10,532	170

Consumer Electronics 1.94%
CNET Networks, Inc.*	7,400	68
Take-Two Interactive Software, Inc.*	6,900	226
Total		294

Copper 0.85%
Phelps Dodge Corp.	1,400	129

Diversified Financial Services 1.28%
CIT Group, Inc.	5,210	195

Diversified Production 0.69%
Danaher Corp.	2,036	104

Drugs & Pharmaceuticals 4.59%
Barr Pharmaceuticals, Inc.*	2,100	87
Endo Pharmaceuticals Holdings, Inc.*	8,010	147
IVAX Corp.*	9,375	179
Ligand Pharmaceuticals, Inc.
Class B*	4,500	45
Medicines Co.*	1,200	29
QLT, Inc.*(a)	4,550	76
Teva Pharmaceutical
Industries Ltd. ADR	5,152	134
Total		697

Education Services 0.90%
Corinthian Colleges, Inc.*	10,100	136

Electrical Equipment & Components 0.86%
Molex, Inc.	4,370	130

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
Electronics: Instruments Gauges &
Meters 0.57%
Tektronix, Inc.	2,600	$87

Electronics: Semi-Conductors /
Components 1.84%
Integrated Circuit Systems, Inc.*	3,552	77
Linear Technology Corp.	2,100	76
Microchip Technology, Inc.	4,700	126
Total		279

Engineering & Contracting Services 1.53%
Dycom Industries, Inc.*	3,500	100
Jacobs Engineering Group, Inc.*	3,456	132
Total		232

Financial Data Processing Services & Systems 3.04%
Alliance Data Systems Corp.*	4,230	172
DST Systems, Inc.*	4,100	182
Fiserv, Inc.*	3,110	108
Total		462

Financial Miscellaneous 2.34%
CapitalSource, Inc.*	3,300	74
MGIC Investment Corp.	1,700	113
Providian Financial Corp.*	10,896	169
Total		356

Foods 1.23%
Ralcorp Holdings, Inc.*	5,140	186

Health & Personal Care 1.26%
Lincare Holdings, Inc.*	1,100	33
McKesson Corp.	1,300	33
Omnicare, Inc.	4,418	125
Total		191

Healthcare Management Services 4.77%
Caremark Rx, Inc.*	7,042	226
Cerner Corp.*	2,228	96
Community Health Systems Inc.*	9,600	256
PacifiCare Health System, Inc.*	4,000	$147
Total		725

Investment Management Companies 1.47%
Affiliated Managers Group, Inc.*	4,164	223

Leisure Time 1.20%
Royal Caribbean Cruises Ltd.	4,180	182

Machinery: Industrial/Specialty 0.63%
Nordson Corp.	2,800	96

Machinery: Oil Well Equipment & Services 4.68%
Baker Hughes Inc.	3,700	162
Halliburton Co.	5,400	182
Noble Corp.*	1,600	72
Weatherford Int’l., Ltd.*	5,770	294
Total		710

Manufacturing 1.86%
Ingersoll-Rand Co.(a)	4,169	283

Medical & Dental Instruments & Supplies 1.98%
Boston Scientific Corp.*	4,670	185
C.R. Bard, Inc.	1,200	68
INAMED Corp.*	1,000	48
Total		301

Medical Services 0.47%
Covance Inc.*	1,800	72

Metal Frabricating 0.71%
Timken Co. (The)	4,400	108

Metals & Minerals Miscellaneous 1.46%
Graftech Int’l., Ltd.*	15,900	222

Multi-Sector Companies 1.01%
ITT Industries, Inc.	1,930	154

Office Furniture & Business Equipment 0.94%
Lexmark Int’l., Inc.*	1,700	143

See Notes to Schedule of Investments.

2

Investments	Shares	Value
		(000)
Oil: Crude Producers 0.72%
XTO Energy, Inc.	3,387	$110

Radio & TV Broadcasters 1.67%
Entercom Communications Corp.*	2,018	66
Univision Communications, Inc.*	5,934	188
Total		254

Rental & Leasing Services: Commercial 0.72%
United Rentals, Inc.*	6,927	110

Restaurants 0.94%
Panera Bread Co. Class A*	3,800	143

Retail 8.59%
Advance Auto Parts Inc.*	2,448	84
American Eagle Outfitters, Inc.	5,330	196
Dollar Tree Stores, Inc.*	3,356	91
Fisher Scientific Int’l., Inc.*	3,870	226
Linens ‘N Things, Inc.*	3,856	89
Michaels Stores, Inc.	3,110	184
MSC Industrial Direct Co., Inc.	6,345	216
PETCO Animal Supplies, Inc.*	6,667	218
Total		1,304

Savings & Loan 0.97%
New York Community Bancorp, Inc.	7,218	148

Services: Commercial 5.22%
Ase Test Ltd.*(a)	4,888	26
Hewitt Associates Inc. Class A*	4,500	119
IAC / InterActiveCorp*	5,352	118
Iron Mountain, Inc.*	5,157	174
Kelly Services, Inc. Class A	3,380	90
Monster Worldwide Inc.*	3,400	84
Robert Half Int’l., Inc.	7,029	181
Total		792

Soaps & Household Chemicals 1.50%
Clorox Co.	4,280	228

Steel 0.90%
United States Steel Corp.	3,600	136

Truckers 2.75%
CNF Transportation, Inc.	2,873	$118
Heartland Express, Inc.	8,278	153
Landstar System Inc.*	2,500	146
Total		417

Utilities: Telecommunications 2.05%
Nextel Partners, Inc. Class A*	18,745	311

Total Common Stocks (cost $14,455,023)		14,672

	Principal Amount
	(000)
SHORT-TERM INVESTMENT 6.06%
Repurchase Agreement 6.06%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $960,000 of Federal National Mortgage Assoc. at zero coupon due 8/19/2005; value: $940,800; proceeds: $920,774 (cost $920,737)	$921	921

Total Investments in Securities 102.68% (cost $15,375,760)		15,593
Liabilities in Excess of Cash and Other Assets (2.68%)		(407)
Net Assets 100.00%		$15,186

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios.  This Schedule of Investments covers Growth Opportunities Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.   The investment objective of the Fund is capital appreciation.

2.      SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acuires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed–upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.      FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$15,375,760
Gross unrealized gain	893,026
Gross unrealized loss	(675,819)
Net unrealized security gain	$217,207

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.      INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.  These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2004

Investments	Shares	U.S. $ Value
		(000)
LONG-TERM INVESTMENTS - 92.01%

COMMON STOCKS 90.69%

Australia 3.78%
Newcrest Mining Ltd.	7,300	$80
Promina Group Ltd.	25,000	82
Santos Ltd.	10,300	55
Total		217

Belgium 1.46%
Colruyt S.A.	600	84

Canada 2.23%
Cott Corp.*	2,750	80
RONA, Inc.*	1,800	48
Total		128

France 5.73%
Imerys S.A.	1,200	80
IPSOS S.A.	750	71
Neopost S.A.	1,250	80
Pierre & Vacances	375	31
SR. Teleperformance Group	3,300	67
Total		329

Germany 4.07%
AWD Holding AG	2,200	73
Continental AG	1,500	81
Puma AG Rudolf Dassler Sport	300	80
Total		234

Greece 1.29%
Piraeus Bank S.A.	6,400	74

Hong Kong 8.18%
China Merchants Holdings
Int’l., Co. Ltd.	36,000	54
Dah Sing Financial Group	10,000	71
Hong Kong Exchanges & Clearing Ltd.	33,200	76
Hong Kong Land Holdings Ltd.	26,989	$53
Orient Overseas (Int’l.) Ltd.	17,000	68
Sino Land Co. Ltd.	96,000	72
Techtronic Industries Co. Ltd.	38,500	76
Total		470

India 1.39%
ICICI Bank Ltd. ADR	5,800	80

Ireland 0.89%
ICON plc ADR*	1,550	51

Italy 5.32%
Davide Campari-Milano S.p.A.	1,454	73
e.Biscom S.p.A.*	1,500	74
Hera S.p.A.	32,600	83
Milano Assicurazioni S.p.A.	18,000	76
Total		306

Japan 23.73%
Aeon Mall Co., Ltd.	1,000	57
Amada Co., Ltd.	11,800	62
Arisawa Manufacturing Co., Ltd.	1,870	77
Arrk Corp.	900	33
Casio Computer Co., Ltd.	5,600	66
Cosmo Oil Co., Ltd.	25,500	74
Diamond City Co., Ltd.*(a)	650	17
Diamond City Co., Ltd.	1,300	35
Don Quijote Co. Ltd.	500	29
Global Media Online Inc.	3,000	44
Japan Cash Machine Co. Ltd.	1,400	55
KOSE Corp.	2,000	77
Matsumotokiyoshi Co. Ltd.	2,600	66
Misumi Corp.	1,900	50
Mitsui Mining & Smelting Co., Ltd.	15,800	62
Nitori Co. Ltd.	1,150	66
OBIC Business Consultants Co. Ltd.	900	45
Park24 Co. Ltd.	2,200	65
Rengo Co., Ltd.	14,800	64

See Notes to Schedule of Investments.

1

Investments	Shares	U.S. $ Value
		(000)
Rinnai Corp.	2,300	$70
Shinko Electric Industries Co. Ltd.	1,700	51
Sumitomo Rubber Industries Ltd.	8,200	79
Take and Give Needs Co. Ltd*	4	4
Take and Give Needs Co. Ltd.*(a)	36	40
Yamaha Motor Co., Ltd.	5,000	76
Total		1,364

Luxembourg 1.78%
Gemplus International S.A.*	39,800	75
Oriflame Cosmetics S.A.*	1,200	27
Total		102

Netherlands 1.25%
Oce N.V.	4,600	72

New Zealand 0.44%
Warehouse Group Ltd. (The)	8,800	25

Russia 1.74%
Uralsvyazinform ADR	2,000	14
AoVimpelCom ADR*	790	86
Total		100

Singapore 0.59%
Want Want Holdings Ltd.	32,300	34

South Korea 0.94%
NHN Corp.	640	54

Spain 9.41%
Corporacion Mapfre S.A.	6,100	72
Fadesa Inmobiliaria, S.A.*	5,200	76
Gestevision Telecinco, S.A.*	4,600	83
Grupo Empresarial ENCE, S.A.	1,450	40
Grupo Ferrovial, S.A.	1,650	74
Iberia, Lineas Aereas de Espana, S.A.	20,700	57
Indra Sistemas, S.A.	5,500	$73
Prosegur Compania de Seguridad, S.A.	4,000	66
Total		541

Sweden 1.44%
Getinge AB, Class B	6,800	83

Switzerland 4.99%
Actelion Ltd.*	750	77
Geberit AG	120	93
Nobel Biocare Holding AB	600	93
Sez Holding AG Registered Shares*	1,064	24
Total		287

United Kingdom 10.04%
Cairn Energy plc*	3,100	81
CSR plc*	6,300	41
Intertek Group plc	6,300	69
Kesa Electricals plc	14,600	75
Michael Page International plc	22,800	76
NEXT plc	2,600	77
Peter Hambro Mining plc*	3,800	31
Premier Farnell plc	14,000	49
William Hill plc	8,100	78
Total		577

Total Common Stocks (cost $4,441,786)		5,212

NON-CONVERTIBLE PREFERRED STOCK 1.32%

Germany 1.32%

ProsiebenSat.1 Media AG (cost $66,342)	4,100	76

Total Long-Term Investments (cost $4,508,128)		5,288

See Notes to Schedule of Investments.

2

Investments	Principal Amount	U.S. $ Value
	(000)	(000)
SHORT-TERM INVESTMENT 4.47%

Repurchase Agreement 4.47%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $265,000 of Federal Home Loan Mortgage Corp. at 2.15% due 10/28/2005; value: $266,785; proceeds: $257,355 (cost $257,345)	$257	$257

Total Investments in Securities 96.48% (cost $4,765,473)		5,545
Cash and Other Assets in Excess of Liabilities 3.52%		202
Net Assets 100.00%		$5,747

*	Non-income producing security.
(a)	Security received on a when-issued basis.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Securities presented by industry:
Air Transportation	1.00%
Autos & Auto Parts	4.12%
Chemicals	1.34%
Communication Equipment	2.00%
Comprehensive	0.94%
Computer Services	1.27%
Computer Software	0.78%
Construction Materials	1.39%
Consumer Building	2.94%
Consumer Durables	3.69%
Consumer Non-Durables	5.89%
Diversified Consumer Non-Cyclicals	0.69%
Diversified Financials	1.39%
Electronics	2.17%
Engineering & Capital Goods	3.42%
Engineering & Construction	1.28%
Food & Drink	3.25%
General Manufacturing & Services	6.25%
Healthcare Facilities	0.89%
Healthcare Products & Supplies	4.40%
Internet Companies	1.70%
Leisure & Recreation	2.20%
Media	5.17%
Mining & Metals	3.01%
Non-Property Financials	9.11%
Office Equipment	1.25%
Oil & Gas	3.66%
Paper & Forest Products	1.82%
Property	3.76%
Repurchase Agreement	4.47%
Retail	5.56%
Surface Transportation	1.18%
Telecommunications Services	3.04%
Utilities & Infrastructure	1.45%
Total	96.48%

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios.  This Schedule of Investments covers International Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.   The investment objective of the Fund is long-term capital appreciation.

2.      SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions–The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when recorded.

(d)         Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed–upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)          When-Issued or Forward Transactions- The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.      FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$4,765,473
Gross unrealized gain	934,553
Gross unrealized loss	(155,207)
Net unrealized security gain	$779,346

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.      INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.  These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 94.09%

Auto Components 2.00%
Dana Corp.	722,100	$12,774

Chemicals 9.95%
Crompton Corp.	802,000	7,611
Eastman Chemical Co.	352,200	16,747
IMC Global, Inc.*	735,000	12,782
Monsanto Co.	416,400	15,165
Potash Corp. of Saskatchewan, Inc.*(a)	176,000	11,294
Total		63,599

Commercial Services & Supplies 2.04%
R.R. Donnelley & Sons Co.	417,100	13,064

Communications Equipment 1.02%
Avaya, Inc.*	466,600	6,504

Containers & Packaging 4.17%
Ball Corp.	340,200	12,734
Pactiv Corp.*	598,300	13,910
Total		26,644

Diversified Telecommunication Services 0.86%
Centurytel, Inc.^	160,000	5,478

Electric Utilities 4.67%
Ameren Corp.^	279,800	12,913
CMS Energy Corp.*	696,000	6,626
Northeast Utilities	368,600	7,147
Puget Energy, Inc.^	140,300	3,185
Total		29,871

Energy Equipment & Services 6.03%
GlobalSantaFe Corp.	355,100	10,884
Halliburton Co.^	473,200	15,942
Pride Int’l., Inc.*^	591,700	11,710
Total		38,536

Food & Staples Retailing 1.50%
Albertson’s, Inc.^	143,100	3,424
Safeway, Inc.*	204,300	3,945
SUPERVALU Inc.	80,200	$2,210
Total		9,579

Food Products 2.78%
Archer-Daniels-Midland Co.	681,715	11,576
Dean Foods Co.*	207,000	6,214
Total		17,790

Gas Utilities 2.09%
NiSource, Inc.	480,200	10,089
Southwest Gas Corp.	136,200	3,262
Total		13,351

Healthcare Equipment & Supplies 1.75%
Bausch & Lomb, Inc.	168,500	11,197

Healthcare Providers & Services 3.84%
Aetna, Inc.	146,700	14,660
Caremark Rx, Inc.*	308,400	9,890
Total		24,550

Hotels, Restaurants & Leisure 0.54%
Yum! Brands, Inc.	84,100	3,420

Household Durables 4.90%
American Greetings Corp.*^	205,000	5,150
Leggett & Platt, Inc.^	330,100	9,276
Newell Rubbermaid, Inc.	302,500	6,062
Snap-on, Inc.	314,000	8,654
Tupperware Corp.^	126,600	2,150
Total		31,292

Industrial Conglomerates 1.92%
Hubbell, Inc.	274,400	12,301

Insurance 10.99%
Conseco, Inc.*^	353,500	6,243
Everest Re Group Ltd.(a)	145,400	10,808
Lincoln National Corp.	77,900	3,661
MBIA, Inc.	43,300	2,520
PartnerRe Ltd.(a)	194,600	10,643
PMI Group, Inc.	226,400	9,187
Safeco Corp.	341,900	15,608

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
Transatlantic Holdings, Inc.	7,075	$385
XL Capital Ltd. Class A(a)	151,600	11,217
Total		70,272

IT Services 1.21%
Computer Sciences Corp.*^	164,500	7,748

Leisure Equipment & Products 1.96%
Foot Locker, Inc.	528,400	12,523

Machinery 3.87%
CNH Global N.V.(a)	213,220	4,175
Cummins, Inc.^	124,800	9,221
Timken Co. (The)^	461,000	11,350
Total		24,746

Media 1.70%
Interpublic Group of Cos., Inc.*	580,400	6,146
R.H. Donnelley Corp.*	95,600	4,719
Total		10,865

Multi-Line Retail 2.42%
Federated Department Stores, Inc.	82,600	3,753
J.C. Penney Co., Inc.	150,700	5,317
May Department Stores Co.	248,900	6,379
Total		15,449

Oil & Gas 2.01%
EOG Resources, Inc.	194,600	12,814

Paper & Forest Products 4.76%
Boise Cascade Corp.	111,400	3,707
Georgia-Pacific Corp.	398,863	14,339
MeadWestvaco Corp.^	388,000	12,377
Total		30,423

Pharmaceuticals 2.47%
King Pharmaceuticals, Inc.*	736,200	8,790
Mylan Laboratories, Inc.	388,075	6,985
Total		15,775

Real Estate Investment Trusts 2.85%
Health Care Property Investors, Inc.	100,600	2,616
Healthcare Realty Trust, Inc.^	148,300	$5,790
Host Marriott Corp.*	701,100	9,836
Total		18,242

Road & Rail 0.17%
USF Corp.	29,525	1,060

Software 3.38%
Cadence Design Systems, Inc.*^	523,400	6,825
McAfee, Inc.*	415,900	8,360
Sybase, Inc.*	465,800	6,423
Total		21,608

Specialty Retail 1.22%
Limited Brands, Inc.	222,600	4,962
Payless ShoeSource, Inc.*^	281,700	2,853
Total		7,815

Textiles & Apparel 0.81%
Tommy Hilfiger Corp.*(a)	521,400	5,146

Trading Companies & Distributors 4.21%
Genuine Parts Co.	387,000	14,852
W.W. Grainger, Inc.	209,600	12,083
Total		26,935

Total Common Stocks (cost $518,737,003)		601,371

See Notes to Schedule of Investments.

2

Investments	Shares	Value
		(000)
SHORT-TERM INVESTMENTS 11.04%

Collateral for Securities on Loan 4.55%
State Street Navigator Securities Lending Prime Portfolio, 1.64%(b)	29,078,827	$29,079

	Principal Amount
	(000)
Repurchase Agreement 6.49%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $42,215,000 of Federal Farm Credit Bank at 2.125% due 8/15/2005; value: $42,313,952; proceeds: $41,485,392	$41,484	41,484

Total Short-Term Investments (cost $70,562,548)		70,563
Total Investments in Securities 105.13% (cost $589,299,551)		671,934
Liabilities in Excess of Cash and Other Assets (5.13%)		(32,786)
Net Assets 100.00%		$639,148

*	Non-income producing security.
^

Security (or a portion of security) on loan. As of September 30, 2004, the value of securities loaned for the Fund is $28,577,995. These loans are collateralized by cash of $29,078,827, which is invested in a restricted money market account.

(a)	Foreign security traded in U.S. dollars.
(b)	Rate shown reflects 7 day yield as of September 30, 2004.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios.   This Schedule of Investments covers the Mid-Cap Value Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.   The investment objective of the Fund is capital appreciation.

2.      SIGNIFICANT ACCOUNTING POLICIES

(b)    Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(d)     Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.      FEDERAL TAX INFORMATION

As of September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$589,299,551
Gross unrealized gain	95,372,686
Gross unrealized loss	(12,738,054)
Net unrealized security gain	$82,634,632

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.      INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The market may fail to recognize for a long time the intrinsic value of particualr value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)              Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                    LORD ABBETT SERIES FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2004